DEBT (Details Narrative) $ in Thousands, £ in Millions		3 Months Ended	12 Months Ended
	Jun. 20, 2019 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	May 23, 2019 USD ($)	May 05, 2019 USD ($)
Debt Instrument [Line Items]
Working capital facility		$ 146,900	$ 151,300
Line of credit facility, interest rate during period		2.60%	2.60%
Line of credit facility, remaining borrowing capacity		$ 0
Utilized working capital facility		700
Utilized debt amount		700
Short-term Debt		42,110	$ 42,360
CIB Long-Term Debt [Member]
Debt Instrument [Line Items]
Debt instrument, face amount		$ 21,000
Short-term Debt, Description		Under the terms of its arrangement with CIB, the Company repaid $11.0 million of this balance during the third quarter of 2020 with the remaining $10.0 million due on August 15, 2021. Borrowings under the CIB Long-Term Debt incur interest at 2% per annum over 6 months LIBOR (to be settled on monthly basis) plus 50 basis points per annum. As of March 31, 2021 and December 31, 2020, this resulted in an interest rate of 2.5% and 2.3%, respectively. The Company’s CIB Long-Term Debt is secured by a letter of guarantee from Mashreqbank PSC.
Repayments of Debt		$ 11,000
Remaining debt obligation amount		$ 10,000
Debt instrument, interest rate, stated percentage		2.50%	2.30%	2.50%	2.30%
CIB Short-Term Debt [Member]
Debt Instrument [Line Items]
Short-term Debt, Description		The U.S. Dollar time loan facility accrues interest at 2.25% per annum over 3 months LIBOR plus 50 basis points per annum of the Highest Monthly Debit Balance (“HMDB”) commission. The Egyptian Pound time loan and overdraft facilities accrue interest at 0.75% per annum over the Central Bank of Egypt’s Corridor Offer Rate plus 50 basis points per annum, HMDB commission.
ABK Short-Term Debt [Member]
Debt Instrument [Line Items]
Short-term Debt, Description		The ABK Short-Term Debt accrues interest at 1.65% per annum
Debt instrument, interest rate, stated percentage		11.00%	11.00%	11.00%	11.00%
Time Loan Facility [Member] | CIB Short-Term Debt [Member]
Debt Instrument [Line Items]
Debt instrument, face amount		$ 1,500
Debt instrument, interest rate, stated percentage		2.50%	2.30%	2.50%	2.30%
Utilized debt amount		$ 1,400	$ 1,300
Short-term Debt		$ 100	$ 200
Time Loan Facility [Member] | CIB Short-Term Debt [Member] | Egyptian [Member]
Debt Instrument [Line Items]
Debt instrument, face amount | £				£ 2.0
Debt instrument, interest rate, stated percentage		10.00%	10.00%	10.00%	10.00%
Utilized debt amount | £				£ 2.0	£ 2.0
Short-term Debt | £				0.0	0.0
Maintenance fees payable | CIB Short-Term Debt [Member] | Egyptian [Member]
Debt Instrument [Line Items]
Debt instrument, face amount | £				10.0
Utilized debt amount | £				7.7	9.8
Short-term Debt | £				£ 2.3	£ 0.2
London Interbank Offered Rate (LIBOR) [Member] | CIB Long-Term Debt [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage		2.00%		2.00%
London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Line of credit facility, interest rate during period		2.40%
London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Debt Instrument [Line Items]
Line of credit facility, interest rate during period		2.70%	2.70%
Term Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date		May 06, 2025
Withdrawn term loan		$ 277,500	$ 285,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date		May 06, 2023
Long-term line of credit		$ 65,000
Withdrawn term loan		65,000	65,000
Line of credit facility, commitment fee percentage	0.60%
Prepayment under revolving credit facility description	The Company is permitted to make any prepayment under this RCF in multiples of $5.0 million during this 4-year period up to May 6, 2023. Any unutilized balances from the RCF can be drawn down again during the 4-year tenure at the same terms.
Line of credit facility, remaining borrowing capacity		0	0
Letters of Guarantee [Member] | ABK Short-Term Debt [Member]
Debt Instrument [Line Items]
Debt instrument, face amount		200
Utilized debt amount		200	200
Short-term Debt		0	0
Letters of Guarantee [Member] | Time Loan Facility [Member] | CIB Short-Term Debt [Member]
Debt Instrument [Line Items]
Debt instrument, face amount		14,500
Utilized debt amount		8,100	8,300
Short-term Debt		5,700	6,300
Time Loan Facility [Member] | ABK Short-Term Debt [Member]
Debt Instrument [Line Items]
Debt instrument, face amount		3,000
Utilized debt amount		1,400	2,300
Short-term Debt		1,600	800
Secured Facilities Agreement [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 525,000					$ 485,000	$ 450,000
Term loan amount		$ 277,500
Debt instrument, covenant description		The Secured Facilities Agreement includes covenants that specify maximum leverage (Net Debt / EBITDA) up to 3.50, minimum debt service coverage ratio (Cash Flow / Debt Service) of at least 1.25, and interest coverage (EBITDA / Interest) of at least 4.00.
Secured Facilities Agreement [Member] | H S B C Bank Middle East Limited [Member]
Debt Instrument [Line Items]
Working capital facility		$ 24,700	24,700
Line of credit facility, remaining borrowing capacity		6,800	6,200
Utilized working capital facility		17,900	18,500
Secured Facilities Agreement [Member] | H S B C Bank Middle East Limited [Member] | QATAR
Debt Instrument [Line Items]
Working capital facility		10,300	10,300
Secured Facilities Agreement [Member] | H S B C Bank Middle East Limited [Member] | UNITED ARAB EMIRATES
Debt Instrument [Line Items]
Working capital facility		14,300	14,300
Secured Facilities Agreement [Member] | H S B C Bank Middle East Limited [Member] | KUWAIT
Debt Instrument [Line Items]
Working capital facility		100	100
Secured Facilities Agreement [Member] | Lenders [Member]
Debt Instrument [Line Items]
Working capital facility		$ 18,900	21,900
Line of credit, description		letters of guarantee and letters of credit and refinancing letters of credit into short-term debt over a period of one year, which carries an interest rate equal to three-month U.S. Dollar LIBOR for the applicable interest period, plus a margin of 1.00% to 1.25% per annum.
Utilized working capital facility		$ 128,000	129,400
Secured Facilities Agreement [Member] | Successors [Member]
Debt Instrument [Line Items]
Reduced term loan amount		489,400	501,300
Debt instrument, face amount		$ 489,900
Incremental Facilities Agreement [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 40,000					$ 35,000
Secured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Working capital facility			$ 146,900